Basis of Presentation and Summary of Significant Accounting Policies - Summary of List of Subsidiaries (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Equity Method Investments [Line Items]
Date of incorporation	Jan. 05, 2023
Rezolve AI [Member] | Subsidiaries [Member] | Rezolve Taiwan Limited [Member]
Schedule of Equity Method Investments [Line Items]
Date of incorporation	Nov. 09, 2000
Country of incorporation	Taiwan	Taiwan
Group shareholding	100.00%	100.00%
Rezolve AI [Member] | Subsidiaries [Member] | Rezolve Technology (India) Private Limited [Member]
Schedule of Equity Method Investments [Line Items]
Date of incorporation	Mar. 19, 2021
Country of incorporation	India	India
Group shareholding	100.00%	100.00%
Rezolve AI [Member] | Subsidiaries [Member] | Rezolve Mobile Commerce Inc. [Member]
Schedule of Equity Method Investments [Line Items]
Date of incorporation	Apr. 20, 2016
Country of incorporation	United States of America	United States of America
Group shareholding	100.00%	100.00%
Rezolve AI [Member] | Subsidiaries [Member] | Rezolve Technology S.L. [Member]
Schedule of Equity Method Investments [Line Items]
Date of incorporation	Aug. 25, 2020
Country of incorporation	Spain	Spain
Group shareholding	100.00%	100.00%
Rezolve AI [Member] | Subsidiaries [Member] | Rezolve AI IP Holding Limited [Member]
Schedule of Equity Method Investments [Line Items]
Date of incorporation	Dec. 19, 2024
Country of incorporation	United Kingdom	United Kingdom
Group shareholding	100.00%	100.00%
Rezolve AI [Member] | Subsidiaries [Member] | Armada Acquisition Corp I [Member]
Schedule of Equity Method Investments [Line Items]
Date of incorporation	Aug. 15, 2024
Country of incorporation	United States of America	United States of America
Group shareholding	100.00%	100.00%